Locke Liddell & Sapp LLP
Attorneys & Counselors

2200 Ross Avenue	(214) 740-8000
Suite 2200	Fax: (214) 740-8800

Dallas, Texas 75201-6776	Austin ·Dallas ·Houston ·New Orleans ·Washington,D.C.	www.lockeliddell.com
January 26, 2006
Ms. Elaine Wolff
Legal Branch Chief
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Landwin REIT, Inc.
Form S-11
Filed on November 7, 2005
File no. 333-129534
Dear Ms. Wolff:
     Landwin REIT, Inc. (the “Company”) is in receipt of the Commission’s comment letter dated January 9, 2006. We appreciate your prompt response. Set forth below is a re-type of each of the Commission’s comments followed by each of the Company’s responses. Except as otherwise noted, all cites to page numbers refer to the page numbers of the clean courtesy copy delivered to you and the examiners listed in the comment letter.
General Comments
1.	We note your response to comment 10. We also have reviewed the formation fee agreement. Please confirm that “other services relating to the formation of the Company,” as described in the formation fee agreement, do not include any involvement in the sale of securities of the Company. Assuming that “other services” do not include involvement in the security sales, please provide an explanation regarding why the formation fee is structured in multiple tranches based on the amount of the securities sold when the services provided are not dependent on the amount of shares sold and appear to be fixed costs (at least relative to the amount of securities sold). In addition, please describe what involvement, if any, Martin Landis and Sean Dennison will have in the offering of the Company’s securities. Please also indicate whether Sylvia Inc. or SmithDennison Capital have any partners, officers, directors, employees, or independent contractors (other than Messrs. Landis or Dennison). If the answer to the previous question is yes, please discuss whether any of those individuals will be involved in the sale of securities of the Company. More generally, please explain who will be involved in the sale of the Company’s securities, and describe the contemplated extent of their involvement and how they will be compensated.

Landwin REIT confirms that other services relating to the formation of Landwin REIT does not include any involvement in the sale of securities of Landwin REIT. Landwin REIT has restructured the formation fee arrangement so that the fee is not contingent upon the amount of any funds raised. Instead, Sylvia Inc. and SmithDennison Capital, LLC will each receive a promissory note in the amount of $750,000 for their formation services. The notes will be issued immediately following the Form S-11 being declared effective by the SEC. The maturity date will be one year from the date the Form S-11 is declared effective.

Messrs. Landis and Dennison will be involved in the sale of Landwin REIT’s common stock. Messrs. Landis and Dennison will sell Landwin REIT’s common stock by initiating contact and meeting with potential investors. They will not be compensated for their fundraising services. The Company advises the Commission that there is no intent to involve another party in the sale of the Company’s securities.

The only shareholder in Sylvia, Inc., is the Landis Family Trust dated November 4, 1992, in which Mr. Landis and his wife, Mrs. Leslie Landis, are joint Trustees. There are no other partners, officers, directors, employees in, or independent contractors of, Sylvia, Inc. Mrs. Landis will not be involved in the sale of Landwin REIT’s securities in any manner whatsoever. Although Mrs. Landis is a registered representative of American Investors Company, an independent broker-dealer located in San Ramon, CA, she does not engage, and has no plans to engage, in any securities or other business whatsoever as a broker-dealer registered representative.

The only member of SmithDennison Capital, LLC, is Seán Dennison. There are no other partners, officers, directors, employees in, or independent contractors of, SmithDennison Capital, LLC.

2.	Per our phone conversation on January 9, 2005, we are continuing to consider the broker-dealer issues in connection with Comment 11.

Landwin REIT understands that the Commission is still considering any broker-dealer issues.

3.	We note from your response to comment 11 that you will pay a data base fee in exchange for allowing you exclusive access to a database that includes the name, contact, and other valuable personal information for approximately 100,000 home-buying network members who you plan to approach regarding an investment. Please disclose how you plan to approach these database investors and whether you plan to make copies of the preliminary prospectus available over the Internet.

For approximately 30 years, the database owners have taught an increasing number of free-membership, educational, residential real estate seminars throughout California at universities, colleges, and community locations, such as veterans halls, and union halls. During this time, they have built a substantial member database containing the name, contact and other valuable personal information of approximately 100,000 California residents who actively seek real estate opportunities in numerous markets throughout the U.S. It is proposed that Mr. Dennison will be a guest speaker at many of these educational seminars, teaching commercial real estate subject-matter, and that individuals who indicate interest in commercial real estate opportunities may be invited to attend separate, private seminars in which Mr. Dennison will make detailed presentations on the Landwin REIT opportunity, and provide interested individuals with a prospectus. In addition to Mr. Dennison teaching at the educational seminars, and conducting separate, private seminars, Landwin REIT will also utilize the database to telephone, fax, mail, and email the members to notify them of the existence and availability of Landwin REIT. Landwin REIT will also make the preliminary prospectus available over the Internet.

The Company has not yet scheduled any road show dates or other educational or private seminar appearances pending the resolution of any broker-dealer issues.

No recommendation will be made by the database owners to any members of the database. It is important to note that the database owners have pre-existing business relationships with the members of this database which have been built and fostered over an approximate 30 year time period. Please also note that:
•	All individuals becoming members of this database are individuals seeking an education regarding real estate so they can identify and act upon real estate opportunities;

•	The vast majority of the members of the database are individuals who have previously invested, directly or indirectly, in real estate;

•	The database owners will have no personal contact with potential investors regarding whether they should invest in Landwin REIT;

•	Only officers of Landwin REIT will discuss the Landwin REIT opportunity with potential investors;

•	The database owners will not advise on valuation;

•	The database owners will be compensated pursuant to a $5 million promissory note to be issued immediately following the Form S-11 being declared effective by the SEC. The note will mature one year from the effective date. The note amount is not contingent upon the amount of securities sold and whether the investors were obtained from the database;

•	The database owners have not and will not perform due diligence on Landwin REIT’s offering, and;

•	The database owners have advised Landwin REIT that none of them is, or ever has been, a broker-dealer or registered representative of a broker-dealer.
Based on these factors, our analysis and our review of SEC no-action letters such as Paul Anka, we believe that the database owners are not, and will not be acting in the capacity of, broker-dealers.
4.	We note from your response to comment 11 that Messrs. Casault, Reddick, and Andrews complied the database from regular meetings involving potential real estate investors held through the state of California. Please tell us whether any information regarding this offering was discussed or disseminated at any of these meetings.

Messrs. Casault, Reddick and Andrews have confirmed to Landwin REIT that they have not discussed or disseminated any information regarding Landwin REIT’s offering at any of these meetings.

5.	We note your use of the term “Company” throughout the prospectus. Since their term is vague and abstract, please revise to use your actual company name or shortened version of it throughout your document.

The requested revisions have been made throughout the prospectus.

6.	In your response to comment 2, you state that you have no current intention of redeeming or repurchasing your stock and that you have deleted all disclosure regarding stock repurchasing your stock and that you have deleted all disclosure regarding stock repurchase and redemptions. However, we note that you still discuss “your share redemption program” on pages 23-25, 87-89, and 131. Please advise or revise as necessary.

All references to a share redemption program have been deleted.
Cover Page
7.	We note your response to comment 14 and reissue that portion of the comment that requested that you revise to disclose why making distributions from offering proceeds or from borrowings would be a risk to investors. Please conform your summary risk factors to reflect your response to this comment and provide separate risk factor disclosure discussing this risk in the risk factor section on page 33. In this connection, we note that you have included a brief reference in the first risk factor on page 33 to the risk that you may have to borrow funds or liquidate assets to make sufficient distributions to maintain your REIT shares.

We have revised the prospectus in accordance with your request. Please see the last risk factor bullet point on the cover page of the prospectus and the Risk Factor entitled “We may use a portion of the proceeds of the offering to pay dividends to our stockholders, thereby reducing the amount of funds available for investment by us” on page 33.
Questions and Answers about this Offering, page 16
8.	We note that in response to comment 15 you have deleted provisions in the Q&A that are duplicative of the summary. However, please further revise to delete duplicative disclosure with respect to distributions, listing and the offering found on pages 19, 22 and 24.

The requested revisions have been made. Please see the Q&A and Prospectus Summary.
Who Can Buy Shares? ( page 17)
9.	We note your disclosure in the suitability section and in the summary under “who can buy shares?” that you intend to limit sales to residents of the state of California. Please revise the cover page, the summary, risk factors and throughout to disclose restriction on transfers of securities and clarify the consequences to investors of limiting sales to residents of the state of California. Please also include this disclosure in the summary under “If I buy shares in the offering, how can I sell tem?” Refer to Item 16 of Guide 5.

The Company has revised the cover page, the answer to the question referred to above, the risk factor titled “There is currently no public trading market for our common stock and there is no assurance that one will develop; therefore, you may not be able to sell your shares at all, or at a price equal to or greater than the offering price,” “Description of Capital Stock – Transfer Restrictions” and added a section “Plan of Distribution – Transfer Restrictions” to include disclosure regarding the restrictions on transfers of securities to only California residents and to clarify the consequences of these limitations.

Prior to Investment Programs, page 23
10.	We note that your statement that your “sponsor,” Sylvia Inc and its affiliates, principal officer and his preceding affiliates” have sponsored 60 privately offered real estate programs since 1969. Please revise to limit the disclosure to the last 10 years and identify the “principal officer” to whom you refer

The Company has revised the disclosure as requested to identify Martin Landis as the principal officer and to limit the disclosure to the last 10 years. Please see page 18.

11.	We note your disclosure that the prior programs have completed fundraising of approximately $24.2 million and raised an additional $2.5 million from an affiliate of your sponsor. Please revise to identify the affiliate of your sponsor from whom such additional funds were raised and explain the nature of this investment.

The Company has revised the disclosure as requested. Please see page 95.
Compensation to our Advisor and Affiliates, page 25
12.	You state the formation fee is for “work related to the formation of the Company.” Please revise to provide a more detailed description of the formation fee.

The description you requested has been added. Please see “Prospectus Summary — Compensation to our Advisor and Affiliates” on page 20.
Conflicts of Interest, page 30
13.	We note your statement that you are “subject to conflicts of interest involving our Advisor because two of our directors are both of our executive officers and are also officers of the two managers of our Advisor.” Please revise to identify such persons, to disclose that your advisory agreement was not the result of arm’s length negotiations and to discuss the existing conflicts associated with the fees payable to your Advisor.

The requested disclosure has been added. Please see “Summary-Conficts of Interest” on page 24.
Certain Amounts of the proceeds of this offering will be paid to our affiliates, page 34
14.	Please review the caption and the narrative to disclose the risk to investors.

The requested disclosure has been added. Please see “Risk Factors-Certain amounts of the proceeds of this offering will be paid to our affiliates. The fees paid to affiliates were not negotiated on an arms-length basis.” Please see page 17.

We have not established final underwriting criteria we will use to acquire or make mortgage loans, page 53
15.	Please revise this risk factor subheading to describe the specific risk to you or your investors.

The requested revision has been made. Please see page 43.
Risks Related to Our Advisor, page 55
16.	Please revise to disclose the risk associated with the fact that the advisory agreement was not the result of arm’s-length negotiations.

The requested disclosure has been added. Please see page 46.
Conflicts of Interest, page 78
17.	You state in your response to comment 43 that “[n]o disclosure regarding termination fees has been added because no termination fee will be paid upon the termination of the advisory agreement.” However, on page 21 of the prospectus, you state that “[u]pon termination of the advisory agreement between us, Landwin OP and Landwin Advisors, other than a termination of the agreement for cause by us or Landwin OP, Landwin Advisors would become entitled to receive a cash distribution from Landwin OP.” Please reconcile these statements or revise the prospectus as necessary.

The disclosure regarding termination fees has been deleted.
Liquidity and Capital Resources, page 108
18.	We note your response to comment 55. Please revise your disclosure to include the anticipated cash outlay in connection with the “formation fees” and “data base fees.”

The requested revisions have been made. Please see page 93.
Prior Performance Summary, pate 110
19.	Please tell us how you are defining “closed” for purposes of the tables. Please note that “closed” should refer to the year in which the program’s offering ended rather than the year in which properties were sold and operations ceased.

Please note the definition of “closed” added to the narrative lead-in to Tables I and II.

20.	We note from footnote (2) to Table I that the dollar amount offered “represents the purchase price.” Please revise to disclose the amount of the offering rather than the amount of the purchase price of properties acquired. Further, we note that the length of the offerings varied from 1 to 6 months and that the months to invest 90%

of the amount available measured from the beginning of the offering was exactly the same as the offering period. Finally, we note that some of the cash proceeds of the sale of properties were used to purchase other properties in tax deferred Section 1031 exchanges. It appears from the table that funds were raised only as assets were identified. In this connection, please tell us how these programs were structured. For example, were they limited partnerships or were funds raised pursuant to management agreements? Did investors have the ability to approve purchases and/or sales of identified properties? Please provide us with a copy of the limited partnership and or management agreements.
The requested disclosure has been added. Please see page 94 and C-2. A copy of each of the relevant agreements will be provided supplementally.
21.	We note that you have characterized the prior programs as prior “Landwin” programs. Please revise to clarify that these were not your prior programs.

The requested revision to the defined term of “Landwin real estate programs” has been made to clarify that Landwin REIT is referring to prior programs sponsored by Mr. Landis. The defined term is now Landis real estate program.

22.	We note your disclosure regarding the total amount of funds raised from investors in prior programs from January 1, 1995 through October 1, 2005 and the total number of investors in such programs. Please revise to disclose the number of prior programs.

The requested disclosure has been added. Please see page 95.

23.	You state that “all of the prior Landwin real estate programs were conducted through privately-held entities that were not subject to either the up-front commissions, fees and expenses associated with this offering.” Please revise to discuss the reasons no commissions were paid in the prior programs and tell us how the funds for such programs were raised.

The requested disclosure has been added. Please see pages 94 and 95.

24.	We note the reference on page 110 to the risk factor discussing the fact that you differ from prior programs in a number of respects. Please revise to summarize these differences here.

The requested disclosure has been added. Please see pages 94 and 95.

25.	We note your disclosure on page 112 that “all prior Landwin real estate programs have met and continue to meet their principal investment objectives.” Please revise to describe the investment objectives of the prior programs.

The requested disclosure has been added. Please see page 96.

26.	You state on page 112 that “[a]ll losses reported on Table III become positive if the impact of depreciation, a non-cash expense, is excluded.” On page C-19, we note that Lincoln View Plaza 3 would still have a net loss even after backing out depreciation. Please reconcile these two disclosures or revise as necessary.

The requested disclosure has been added. Please see page 96.
Plan of Distribution, page 134
27.	During our conversation with your counsel Gina Betts on December 9, 2005, she stated that you would be utilizing a consulting firm in San Diego to assist you with this offering. Please advise this section to note the name of this firm, the services this firm will provide, and the compensation that will be provided to it.

Our client has advised us that no consulting firm is or will be engaged by our client to assist with this offering. Therefore, no revision to the Plan of Distribution section is necessary.

28.	Please revise your discussion of the representations and warranties that the subscription agreement contains to explain that the representation that a subscriber has read the prospectus does not constitute a waiver of any rights the subscriber may have under the securities act of 1933.

The requested disclosure has been added. Please see page 133.
Notes to Financial Statements, page F-4 and F-5
29.	Please disclose the amount of organization and offering expenses that have been incurred upon behalf of Landwin REIT as of the balance sheet. Please include an explanation of the terms under which these costs will be reimbursed and separately quantify those amounts that will be expensed as opposed to those that will be capitalized as offering costs. Finally, tell us what consideration you have given to accruing these costs under SFAS No. 5.

The requested disclosure has been added. Please see pages F-4 — F-5.
Table III, page C-6
30.	We note footnote 3, on page C-7, states that Cash Generated From Operations “[i]ncludes capital contributions of $3,000,085 and purchase of property in 2002.” Please revise your disclosure here and in your other tables to remove capital contributions and capital raised from the Cash Generated From Operations line item. Also, please revise to explain what you mean by “purchase of property in 2002.”

The requested disclosure has been added. Please see page C-6.

Part II
Item 37, Undertakings, page II-3
31.	Please update your Item 512(a) undertakings in accordance with the amendments thereto that became effective as of December 1, 2005.

The requested update has been made. Please see pages II-3 and II-4.
Exhibit 5.1 — Legal Opinions
32.	In the first paragraph on page 2, it states that your counsel is “admitted to the bar in the State of Texas.” Please revise to strike this language since this appears to carve out the law of the relevant jurisdiction.

The remainder of the sentence makes clear that our opinion covers Maryland corporate law and all federal law. This form of opinion was approved by our firm’s opinion committee and has been used by our firm in connection with other registration statements. We respectfully request that we not be required to revise our opinion.

Sincerely,

/s/ Gina E. Betts

Gina E. Betts
cc: Martin Landis
Sean Dennison
Matthew Maulbeck
David Roberts
Steven Jacobs